UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-21625
Investment Company Act file number

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant’s telephone number, including area code

Date of fiscal year end: 09/30/19

Date of reporting period:  06/30/19

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2019 (Unaudited)
Intrepid Capital Fund

COMMON STOCKS - 60.82%	Shares	Value
Automobiles & Components - 1.47%
Garrett Motion, Inc. (a)	135,464	$2,079,372
Commercial & Professional Services - 3.36%
Gattaca PLC (a)(b)	476,959	834,374
IAA, Inc. (a)	36,400	1,411,592
SP Plus Corp. (a)	79,100	2,525,663
		4,771,629
Consumer Durables & Apparel - 6.38%
Hanesbrands, Inc.	290,400	5,000,688
Skechers U.S.A., Inc. - Class A (a)	128,900	4,059,061
		9,059,749
Consumer Services - 4.06%
The Cheesecake Factory, Inc.	49,023	2,143,286
Wyndham Destinations, Inc.	82,370	3,616,043
		5,759,329
Diversified Financials - 8.45%
Berkshire Hathaway, Inc. - Class B (a)	26,900	5,734,273
Jefferies Financial Group, Inc.	196,420	3,777,157
The Bank Of New York Mellon Corp.	56,130	2,478,139
		11,989,569
Energy - 2.76%
Cabot Oil & Gas Corp.	170,600	3,916,976
Food, Beverage & Tobacco - 1.92%
Berentzen-Gruppe AG (b)(c)	383,375	2,728,958
Health Care Equipment & Services - 3.47%
AmerisourceBergen Corp.	57,820	4,929,733
Insurance - 2.23%
Hallmark Financial Services, Inc. (a)	13,782	196,118
Protective Insurance Corp. - Class B	171,072	2,971,521
		3,167,639
Media & Entertainment - 6.67%
Discovery, Inc. - Class C (a)	76,539	2,177,534
Take-Two Interactive Software, Inc. (a)	26,900	3,053,957
The Madison Square Garden Co. - Class A (a)	15,140	4,238,292
		9,469,783
Real Estate - 5.52%
Consolidated-Tomoka Land Co.	50,576	3,019,387
FRP Holdings, Inc. (a)	86,220	4,808,490
		7,827,877
Retailing - 3.07%
Dollar Tree, Inc. (a)	40,585	4,358,423
Software & Services - 6.30%
Mediagrif Interactive Technologies, Inc. (b)	93,178	522,972
Sykes Enterprises, Inc. (a)	90,223	2,477,524
Teradata Corp. (a)	81,434	2,919,409
The Western Union Co.	151,380	3,010,948
		8,930,853
Technology Hardware & Equipment - 2.24%
Cisco Systems, Inc.	58,110	3,180,360
Utilities - 2.92%
Vistra Energy Corp.	183,200	4,147,648
TOTAL COMMON STOCKS (Cost $77,609,155)		86,317,898

REAL ESTATE INVESTMENT TRUST (REIT) - 2.03%
Real Estate - 2.03%
PotlatchDeltic Corp.	73,900	2,880,622
TOTAL REIT (Cost $2,624,810)		2,880,622

CONVERTIBLE BONDS - 4.35%	Principal
Consumer Durables & Apparel - 2.22%	Amount
Dorel Industries, Inc.
5.500%, 11/30/2019 (b)	$3,133,000	3,151,798
Media & Entertainment - 1.55%
Twitter, Inc.
0.250%, 09/15/2019	2,197,000	2,189,607
Real Estate - 0.58%
Consolidated-Tomoka Land Co.
4.500%, 03/15/2020	804,000	823,296
TOTAL CONVERTIBLE BONDS (Cost $6,135,034)		6,164,701

CORPORATE BONDS - 27.17%
Automobiles & Components - 2.33%
General Motors Co.
3.353% (3 Month LIBOR USD + 0.900%), 09/10/2021 (d)	3,314,000	3,305,251
Capital Goods - 3.63%
Actuant Corp.
5.625%, 06/15/2022	3,071,000	3,109,387
WESCO Distribution, Inc.
5.375%, 12/15/2021	2,020,000	2,042,725
		5,152,112
Commercial & Professional Services - 2.02%
LSC Communications, Inc.
8.750%, 10/15/2023 (e)	3,000,000	2,865,000
Consumer Durables & Apparel - 4.23%
American Outdoor Brands Corp. (e)
5.000%, 08/28/2020	3,500,000	3,501,750
Tapestry, Inc.
4.125%, 07/15/2027	2,500,000	2,516,237
		6,017,987
Consumer Services - 3.88%
Nathan’s Famous, Inc.
6.625%, 11/01/2025 (e)	3,249,000	3,216,510
Wyndham Destinations, Inc.
3.900%, 03/01/2023	2,282,000	2,286,279
		5,502,789
Diversified Financials - 3.84%
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024	2,000,000	2,075,000
FirstCash, Inc.
5.375%, 06/01/2024 (e)	3,273,000	3,379,373
		5,454,373
Energy - 2.51%
Ensign Drilling, Inc.
9.250%, 04/15/2024 (b)(e)	1,200,000	1,185,000
Unit Corp.
6.625%, 05/15/2021	2,600,000	2,372,500
		3,557,500
Material - 0.27%
W/S Packaging Holdings, Inc.
9.000%, 04/15/2023 (e)	355,000	386,506
Retailing - 2.39%
Caleres, Inc.
6.250%, 08/15/2023	3,267,000	3,389,512
Utilities - 2.07%
Vistra Energy Corp.
7.375%, 11/01/2022	2,823,000	2,932,391
TOTAL CORPORATE BONDS (Cost $38,283,839)		38,563,421

SHORT-TERM INVESTMENT - 7.30%	Shares
Money Market Fund - 7.30%
STIT-Treasury Portfolio - Institutional Class, 2.216% (f)	10,357,632	10,357,632
TOTAL SHORT-TERM INVESTMENT (Cost $10,357,632)		10,357,632

Total Investments (Cost $135,010,470) - 101.67%		144,284,274
Liabilities in Excess of Other Assets - (1.67%)		(2,368,468)
TOTAL NET ASSETS - 100.00%		$141,915,806

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security.
(c)	Affiliate company. See Note 2.
(d)	Variable rate security. The coupon rate, reference rate and spread rate is shown as of 06/30/2019.
(e)
Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2019, the value of these investments was $14,534,139, or 10.24% of total net assets.

(f)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Schedule of Open Forward Currency Contracts
June 30, 2019 (Unaudited)

Counterparty of Contracts	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
National Australia Bank	08/01/2019	CAD	286,000	USD	213,958	$4,612
National Australia Bank	08/01/2019	CAD	746,000	USD	558,613	11,501
National Australia Bank	08/01/2019	CAD	162,000	USD	121,612	2,193
National Australia Bank	08/01/2019	CAD	574,000	USD	436,882	1,785
National Australia Bank	08/01/2019	USD	1,802,487	CAD	2,362,000	(2,622)
State Street Bank	10/07/2019	EUR	1,761,000	USD	2,021,628	(3,121)
State Street Bank	10/07/2019	USD	5,137,520	EUR	4,500,000	(20,506)
State Street Bank	10/09/2019	GBP	918,000	USD	1,174,803	(3,727)
State Street Bank	10/09/2019	GBP	333,000	USD	425,923	(1,120)
State Street Bank	10/09/2019	GBP	834,000	USD	1,086,991	(23,072)
State Street Bank	10/09/2019	GBP	1,353,000	USD	1,781,063	(55,066)
State Street Bank	10/09/2019	USD	5,499,944	GBP	4,186,000	159,939
State Street Bank	10/29/2019	AUD	873,000	USD	607,165	7,827
State Street Bank	10/29/2019	AUD	431,000	USD	297,438	6,183
State Street Bank	10/29/2019	AUD	543,000	USD	377,572	4,949
State Street Bank	10/29/2019	AUD	327,000	USD	228,706	1,651
State Street Bank	10/29/2019	USD	1,531,037	AUD	2,174,000	(453)
						$90,953

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
USD - U.S. Dollars

Schedule of Investments
June 30, 2019 (Unaudited)
Intrepid Endurance Fund

	Shares	Value
COMMON STOCKS - 50.61%
Automobiles & Components - 2.98%
Garrett Motion, Inc. (a)	174,200	$2,673,970
Banks - 1.96%
Hilltop Holdings, Inc.	82,500	1,754,775
Commercial & Professional Services - 4.79%
IAA, Inc. (a)	46,850	1,816,843
SP Plus Corp. (a)	77,743	2,482,334
		4,299,177
Consumer Durables & Apparel - 5.77%
Hanesbrands, Inc.	144,600	2,490,012
Skechers U.S.A., Inc. - Class A (a)	85,100	2,679,799
		5,169,811
Diversified Financials - 3.18%
Jefferies Financial Group, Inc.	148,600	2,857,578
Energy - 6.30%
Bonanza Creek Energy, Inc. (a)	133,338	2,784,097
Cabot Oil & Gas Corp.	124,650	2,861,964
		5,646,061
Food & Staples Retailing - 1.26%
Ingles Markets, Inc. - Class A	36,342	1,131,327
Insurance - 11.27%
Crawford & Co. - Class A	222,717	2,345,210
Crawford & Co. - Class B	51,610	480,489
Hallmark Financial Services, Inc. (a)	23,899	340,083
Protective Insurance Corp. - Class B	188,297	3,270,719
Protector Forsikring ASA (a)(b)	561,963	3,669,365
		10,105,866
Media & Entertainment - 3.42%
Take-Two Interactive Software, Inc. (a)	27,000	3,065,310
Software & Services - 7.55%
Amdocs Ltd. (b)	14,615	907,446
GreenSky, Inc. - Class A (a)	141,300	1,736,577
Net 1 UEPS Technologies, Inc. (a)	284,833	1,139,332
Sykes Enterprises, Inc. (a)	108,924	2,991,053
		6,774,408
Technology Hardware & Equipment - 2.13%
Silicom Ltd. (a)(b)	58,431	1,910,109
TOTAL COMMON STOCKS (Cost $44,846,897)		45,388,392

REAL ESTATE INVESTMENT TRUST (REIT)- 1.89%
Real Estate - 1.89%
PotlatchDeltic Corp.	43,433	1,693,019
TOTAL REIT (Cost $1,536,702)		1,693,019

EXCHANGE TRADED FUND - 2.64%
Diversified Financials - 2.64%
iShares Gold Trust (a)	175,150	2,364,525
TOTAL EXCHANGE TRADED FUND (Cost $2,242,172)		2,364,525

SHORT-TERM INVESTMENTS - 43.79%	Principal
U.S. Treasury Bills - 43.79%	Amount
2.450%, 07/11/2019 (c)	$19,390,000	$19,377,073
2.028%, 07/30/2019 (c)	14,035,000	14,011,082
2.379%, 08/08/2019 (c)	3,460,000	3,451,342
2.330%, 09/19/2019 (c)	2,440,000	2,427,627
		39,267,124
TOTAL SHORT-TERM INVESTMENTS (Cost $39,267,124)		39,267,124

Total Investments (Cost $87,892,895) - 98.93%		88,713,060
Other Assets in Excess of Liabilities - 1.07%		958,082
TOTAL NET ASSETS - 100.00%		$89,671,142

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security.
(c)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Schedule of Open Forward Currency Contracts
June 30, 2019 (Unaudited)
Counterparty of Contracts	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
State Street Bank	07/02/2019	USD	535,299	NOK	4,530,000	$4,190
State Street Bank	07/02/2019	USD	288,101	NOK	2,460,000	(316)
State Street Bank	07/02/2019	USD	1,100,655	NOK	9,350,000	4,437
State Street Bank	07/02/2019	USD	2,187,070	NOK	18,900,000	(28,816)
State Street Bank	07/02/2019	USD	3,682,310	NOK	31,300,000	(360)
State Street Bank	07/02/2019	NOK	35,240,000	USD	4,131,543	87
						$(20,778)

NOK - Norwegian Krone
USD - U.S. Dollars

Schedule of Investments
June 30, 2019 (Unaudited)
Intrepid Income Fund

	Shares	Value
PREFERRED STOCK - 0.08%
Energy - 0.08%
Targa Resources Partners LP
9.000% (1 Month LIBOR USD + 7.710%) (a)	1,765	$47,814
TOTAL PREFERRED STOCK (Cost $46,238)		47,814

ASSET BACKED SECURITIES - 2.11%	Principal
Transportation - 2.11%	Amount
Air Canada 2015-2 Class B Pass Through Trust
5.000%, 06/15/2025 (b)(c)	$359,999	376,361
Air Canada 2017-1 Class B Pass Through Trust
3.700%, 07/15/2031 (b)(c)	784,623	783,368
Air Canada 2013-1 Class A Pass Through Trust
4.125%, 11/15/2026 (b)(c)	92,210	97,148
		1,256,877
TOTAL ASSET BACKED SECURITIES (Cost $1,229,936)		1,256,877

CONVERTIBLE BONDS - 12.82%
Commercial & Professional Services - 0.86%
Huron Consulting Group, Inc.
1.250%, 10/01/2019	515,000	512,607
Consumer Durables & Apparel - 1.56%
Dorel Industries, Inc.
5.500%, 11/30/2019 (b)	919,000	924,514
Media & Entertainment - 4.29%
Twitter, Inc.
0.250%, 09/15/2019	2,561,000	2,552,382
Real Estate - 2.28%
Consolidated-Tomoka Land Co.
4.500%, 03/15/2020	1,321,000	1,352,704
Retailing - 0.96%
Vitamin Shoppe, Inc.
2.250%, 12/01/2020	641,000	571,097
Transportation - 2.87%
Echo Global Logistics, Inc.
2.500%, 05/01/2020	1,718,000	1,708,336
TOTAL CONVERTIBLE BONDS (Cost $7,592,569)		7,621,640

CORPORATE BONDS - 77.13%
Automobiles & Components - 6.04%
General Motors Co.
3.353% (3 Month LIBOR USD + 0.900%), 09/10/2021 (a)	2,171,000	2,165,268
Nexteer Automotive Group Ltd.
5.875%, 11/15/2021 (b)(c)	1,400,000	1,424,743
		3,590,011
Banks - 0.15%
Home BancShares, Inc.
5.625% (3 Month LIBOR USD + 3.575%), 04/15/2027 (a)	86,000	88,567
Capital Goods - 7.28%
Actuant Corp.
5.625%, 06/15/2022	2,326,000	2,355,075
WESCO Distribution, Inc.
5.375%, 12/15/2021	1,266,000	1,280,243
General Electric Co.
2.330% (Fed H.15: Non-Financial CP 30 Day + – .100%), 01/01/2049 (a)	300,000	295,956
2.120% (Fed H.15: Non-Financial CP 30 Day + – .300%), 09/30/2037 (a)	250,000	249,545
2.100%,(3 Month LIBOR USD + .900%) 12/11/2019 (a)	150,000	149,380
		4,330,199
Commercial & Professional Services - 3.21%
LSC Communications, Inc.
8.750%, 10/15/2023 (c)	2,000,000	1,910,000
Consumer Durables & Apparel - 5.82%
American Outdoor Brands Corp.
5.000%, 08/28/2020 (c)	1,500,000	1,500,750

Tapestry, Inc.
3.000%, 07/15/2022	449,000	449,695
4.125%, 07/15/2027	1,500,000	1,509,742
		3,460,187
Consumer Services - 5.41%
Choice Hotels International, Inc.
5.700%, 08/28/2020	1,677,000	1,733,599
Nathan’s Famous, Inc.
6.625%, 11/01/2025 (c)	1,451,000	1,436,490
Wyndham Destinations, Inc.
4.250%, 03/01/2022	44,000	44,770
		3,214,859
Containers & Packaging - 0.27%
W/S Packaging Holdings, Inc.
9.000%, 04/15/2023 (c)	145,000	157,869
Diversified Financials - 7.66%
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024	650,000	674,375
CDP Financial, Inc.
4.400%, 11/25/2019 (b)(c)	2,500,000	2,519,608
FirstCash, Inc.
5.375%, 06/01/2024 (c)	1,314,000	1,356,705
		4,550,688
Energy - 5.86%
Ensign Drilling, Inc.
9.250%, 04/15/2024 (b)(c)	800,000	790,000
Great Western Petroleum LLC / Great Western Finance Corp.
9.000%, 09/30/2021 (c)	1,606,000	1,312,905
Unit Corp.
6.625%, 05/15/2021	1,512,000	1,379,700
		3,482,605
Food & Staples Retailing - 0.90%
Ingles Markets, Inc.
5.750%, 06/15/2023	520,000	534,300
Food, Beverage & Tobacco - 2.54%
Altria Group, Inc.
9.250%, 08/06/2019	1,500,000	1,509,442
Household & Personal Products - 4.88%
Central Garden & Pet Co.
6.125%, 11/15/2023	1,259,000	1,312,507
5.125%, 02/01/2028	1,615,000	1,590,775
		2,903,282
Materials - 2.53%
Bemis Co, Inc.
6.800%, 08/01/2019	1,500,000	1,504,405
Media & Entertainment - 7.11%
Activision Blizzard, Inc.
3.400%, 06/15/2027	1,000,000	1,005,591
Discovery Communications LLC
2.950%, 03/20/2023	818,000	826,023
Omnicom Group Inc / Omnicom Capital, Inc.
6.250%, 07/15/2019	2,390,000	2,393,205
		4,224,819
Pharmaceuticals, Biotechnology & Life Sciences - 2.81%
Gilead Sciences, Inc.
1.850%, 09/20/2019	1,675,000	1,673,061
Retailing - 11.57%
Caleres, Inc.
6.250%, 08/15/2023	1,841,000	1,910,037
Dollar Tree, Inc.
3.003% (3 Month LIBOR USD + 0.700%), 04/17/2020 (a)	2,711,000	2,711,328
eBay, Inc.
2.200%, 08/01/2019	1,458,000	1,457,548
Foot Locker, Inc.
8.500%, 01/15/2022	40,000	44,600
Rent-A-Center, Inc.
4.750%, 05/01/2021	750,000	752,813
		6,876,326

Technology Hardware & Equipment - 1.12%
Arrow Electronics, Inc.
6.000%, 04/01/2020	200,000	204,770
Jabil, Inc.
5.625%, 12/15/2020	438,000	457,841
		662,611
Utilities - 1.97%
Vistra Energy Corp.
7.375%, 11/01/2022	1,129,000	1,172,749
TOTAL CORPORATE BONDS (Cost $45,760,437)		45,845,980

SHORT-TERM INVESTMENT - 4.70%
Money Market Fund - 4.70%
STIT-Treasury Portfolio - Institutional Class, 2.216% (d)	2,793,360	2,793,360
TOTAL SHORT-TERM INVESTMENT (Cost $2,793,360)		2,793,360

Total Investments (Cost $57,422,540) - 96.84%		57,565,671
Other Assets in Excess of Liabilities - 3.16%		1,878,090
TOTAL NET ASSETS - 100.00%		$59,443,761

Percentages are stated as a percent of net assets.

(a)	Variable rate security. The coupon rate, reference rate and spread rate is shown as of 06/30/2019.
(b)	Foreign Issued Security.
(c)
Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2019, the value of these investments was $13,665,947, or 22.99% of total net assets.

(d)	Rate listed is the 7-day effective yield.

Schedule of Investments
June 30, 2019 (Unaudited)
Intrepid Disciplined Value Fund

COMMON STOCKS - 85.37%	Shares	Value
Capital Goods - 3.91%
Cubic Corp.	25,703	$1,657,329
Consumer Durables & Apparel - 2.67%
Skechers U.S.A., Inc. - Class A (a)	36,000	1,133,640
Consumer Services - 7.96%
Select Interior Concepts, Inc. - Class A (a)	136,399	1,589,048
The Cheesecake Factory, Inc.	12,638	552,534
Wyndham Destinations, Inc.	28,200	1,237,980
		3,379,562
Diversified Financials - 7.13%
Berkshire Hathaway, Inc. - Class B (a)	8,550	1,822,604
The Bank Of New York Mellon Corp.	27,240	1,202,646
		3,025,250
Energy - 2.37%
Bonanza Creek Energy, Inc. (a)	48,179	1,005,977
Food & Staples Retailing - 2.22%
The Kroger Co.	43,300	940,043
Food, Beverage & Tobacco - 2.98%
Molson Coors Brewing Co. - Class B	22,550	1,262,800
Health Care Equipment & Services - 7.23%
AmerisourceBergen Corp.	15,520	1,323,235
Laboratory Corp. of America Holdings (a)	10,096	1,745,599
		3,068,834
Insurance - 6.85%
Crawford & Co. - Class A	63,607	669,782
Crawford & Co. - Class B	77,000	716,870
Protective Insurance Corp. - Class B	87,596	1,521,542
		2,908,194
Media & Entertainment - 12.03%
Discovery, Inc. - Class C (a)	44,650	1,270,293
Electronic Arts, Inc. (a)	9,060	917,416
Take-Two Interactive Software, Inc. (a)	10,880	1,235,206
The Madison Square Garden Co. - Class A (a)	6,015	1,683,839
		5,106,754
Pharmaceuticals, Biotechnology & Life Sciences - 3.34%
Bio-Rad Laboratories, Inc. - Class A (a)	4,533	1,416,970
Real Estate - 3.89%
Consolidated-Tomoka Land Co.	27,649	1,650,645
Retailing - 7.94%
Dollar General Corp.	9,225	1,246,851
Dollar Tree, Inc. (a)	15,050	1,616,220
Party City Holdco, Inc. (a)	68,995	505,733
		3,368,804
Software & Services - 7.28%
Amdocs Ltd. (b)	21,730	1,349,216
Teradata Corp. (a)	48,551	1,740,553
		3,089,769
Technology Hardware & Equipment - 4.56%
Silicom Ltd. (a)(b)	32,100	1,049,349
Western Digital Corp.	18,600	884,430
		1,933,779
Utilities - 3.01%
Vistra Energy Corp.	56,500	1,279,160
TOTAL COMMON STOCKS (Cost $32,751,659)		36,227,510

EXCHANGE-TRADED FUND - 2.25%
Diversified Financials - 2.25%
iShares Gold Trust (a)	70,770	955,395
TOTAL EXCHANGE-TRADED FUND (Cost $849,205)		955,395

Total Investments (Cost $33,600,864) - 87.62%	37,182,905
Other Assets in Excess of Liabilities - 12.38%	5,254,068
TOTAL NET ASSETS - 100.00%	$42,436,973

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security.

Schedule of Investments
June 30, 2019 (Unaudited)
Intrepid International Fund

COMMON STOCKS - 15.98%	Shares	Value
Australia - 1.88%
GUD Holdings Ltd.	38,212	$268,536
Canada - 3.21%
Aimia, Inc. (a)	72,300	210,901
Mediagrif Interactive Technologies, Inc.	27,030	151,709
Noranda Income Fund	48,555	97,514
		460,124
France - 2.29%
GEA	1,057	120,191
Vetoquinol SA	3,140	207,089
		327,280
Germany - 2.18%
Berentzen-Gruppe AG (b)	16,833	119,821
Hornbach Baumarkt AG	9,829	192,796
		312,617
Greece - 0.72%
Aegean Airlines SA	11,085	102,729
Italy - 1.31%
Italian Wine Brands SpA	13,434	187,129
United Kingdom - 1.13%
Royal Mail PLC	60,060	161,623
United States - 3.26%
Net 1 UEPS Technologies, Inc. (a)	63,284	253,136
Protective Insurance Corp. - Class B	12,251	212,800
		465,936
TOTAL COMMON STOCKS (Cost $2,495,254)		2,285,974

PREFERRED STOCK - 1.29%
Germany - 1.29%
KSB SE & Co KGaA	535	184,938
TOTAL PREFERRED STOCK (Cost $187,244)		184,938

U.S. GOVERNMENT NOTE - 8.74%	Principal
U.S. Government Note - 8.74%	Amount
United States Treasury Fixed Rate Note
0.750%, 07/15/2019	$1,250,000	1,249,296
TOTAL US GOVERNMENT NOTE (Cost $1,249,147)		1,249,296

SHORT-TERM INVESTMENT - 64.19%
U.S. Treasury Bill - 64.19%
2.401%, 09/05/2019 (c)	6,000,000	5,974,123
2.098%, 09/19/2019 (c)	3,220,000	3,205,209
		9,179,332
TOTAL SHORT-TERM INVESTMENT (Cost $9,179,332)		9,179,332

Total Investments (Cost $13,110,977) - 90.20%		12,899,540
Other Assets in Excess of Liabilities - 9.80%		1,401,499
TOTAL NET ASSETS - 100.00%		$14,301,039

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliate company. See Note 2.
(c)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Schedule of Open Forward Currency Contracts
June 30, 2019 (Unaudited)
Counterparty of Contracts	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
State Street Bank	07/22/2019	USD	269,046	AUD	391,000	$(5,694)
State Street Bank	09/06/2019	USD	3,085,247	CAD	4,100,000	(49,789)
State Street Bank	09/06/2019	CAD	588,000	USD	436,049	13,560
State Street Bank	09/06/2019	CAD	900,000	USD	670,385	17,793
State Street Bank	09/06/2019	CAD	442,000	USD	330,989	6,983
State Street Bank	09/06/2019	CAD	1,232,000	USD	925,656	16,384
State Street Bank	09/06/2019	CAD	455,000	USD	342,582	5,331
State Street Bank	09/16/2019	USD	7,440,837	EUR	6,490,000	13,565
State Street Bank	09/16/2019	EUR	1,026,000	USD	1,152,871	21,302
State Street Bank	09/16/2019	EUR	833,000	USD	943,887	9,413
State Street Bank	09/16/2019	EUR	1,649,000	USD	1,871,476	15,669
State Street Bank	09/16/2019	EUR	1,625,000	USD	1,857,554	2,125
State Street Bank	09/16/2019	EUR	296,000	USD	337,406	1,342
State Street Bank	09/16/2019	EUR	203,000	USD	232,693	(376)
National Australia Bank	09/16/2019	USD	223,273	GBP	170,000	6,595
National Australia Bank	09/16/2019	USD	1,389,276	GBP	1,052,000	48,426
National Australia Bank	09/16/2019	GBP	162,000	USD	206,992	(511)
National Australia Bank	09/16/2019	GBP	488,000	USD	635,166	(13,175)
National Australia Bank	09/16/2019	GBP	388,000	USD	510,075	(15,541)
National Australia Bank	09/16/2019	GBP	67,000	USD	89,287	(3,890)
						$89,512
AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
USD - U.S. Dollars

Notes to Schedule of Investments
June 30, 2019 (Unaudited)
Intrepid Capital Management Funds Trust

1. Summary of Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).  The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities
   The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

   Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds, real estate investments trusts and certain preferred securities, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price.  If there are no sales on a given day for securities traded on an exchange, the latest mean quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the latest mean quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  When using the latest mean quotation, the security will be classified as Level 2.

   Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

   Debt securities, such as corporate bonds, convertible bonds, senior loans, asset backed securities and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer.  These securities will generally be classified as Level 2 securities.

  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the latest mean will be used.  When using the latest mean quotation, these contracts are classified as Level 2.

   Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

   Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.  When using the market quotations and when the market is considered active, the contract will be classified as Level 1.

   Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 assets.

   The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

   As of June 30, 2019, the Funds’ assets and liabilities carried at fair value were classified as follows:

Description	Level 1	Level 2	Level 3	Total
Intrepid Capital Fund
Assets
Total Common Stocks*	$86,317,898	$-	$-	$86,317,898

Total Real Estate Investment Trust (REIT)*	2,880,622	-	-	2,880,622

Total Convertible Bonds*	-	6,164,701	-	6,164,701

Total Corporate Bonds*	-	38,563,421	-	38,563,421

Money Market Fund*	10,357,632	-	-	10,357,632

Net Unrealized Appreciation on Forward Currency Contracts	-	200,640	-	200,640

Total Assets	$99,556,152	$44,928,762	$-	$144,484,914

Liabilities
Net Unrealized Depreciation on Forward Currency Contracts	$-	$(109,687)	$-	$(109,687)
Total Liabilities	$-	$(109,687)	$-	$(109,687)

Intrepid Endurance Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	45,388,392	-	-	45,388,392

Total Real Estate Investment Trust (REIT)*	1,693,019	-	-	1,693,019

Total Exchange-Traded Fund*	2,364,525	-	-	2,364,525

U.S. Treasury Bills*	-	39,267,124	-	39,267,124

Net Unrealized Appreciation on Forward Currency Contracts	-	8,714	-	8,714

Total Assets	$49,445,936	$39,275,838	$-	$88,721,774

Liabilities
Net Unrealized Depreciation on Forward Currency Contracts	$-	$(29,492)	$-	$(29,492)
Total Liabilities	$-	$(29,492)	$-	$(29,492)

Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Preferred Stock*	$47,814	$-	$-	$47,814

Total Asset Backed Securities*	-	1,256,877	-	1,256,877

Total Convertible Bonds*	-	7,621,640	-	7,621,640

Total Corporate Bonds*		45,845,980		45,845,980

Money Market Fund*	2,793,360	-	-	2,793,360

Total Assets	$2,841,174	$54,724,497	$-	$57,565,671

Intrepid Disciplined Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$36,227,510	$-	$-	$36,227,510

Total Exchange-Traded Funds*	955,395	-	-	955,395

Total Assets	$37,182,905	$-	$-	$37,182,905

Intrepid International Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	2,285,974	-	-	2,285,974

Total Preferred Stock*	184,938	-	-	184,938

U.S. Government Note*	-	1,249,296	-	1,249,296

U.S. Treasury Bill*	-	9,179,332	-	9,179,332

Net Unrealized Appreciation on Forward Currency Contracts	-	178,488	-	178,488

Total Assets	$2,470,912	$10,607,116	$-	$13,078,028

Liabilities
Net Unrealized Depreciation on Forward Currency Contracts	$-	$(88,976)	$-	$(88,976)
Total Liabilities	$-	$(88,976)	$-	$(88,976)

* For further information regarding security characteristics, please see the Schedules of Investments.

The Funds did not hold any investments during the period ended June 30, 2019 with significant unobservable inputs which would be classified as Level 3.

Derivative Instruments and Hedging Activities

   The Funds’ adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. During the period ended June 30, 2019, the Intrepid Capital Fund, the Intrepid Endurance Fund, and the Intrepid International Fund held derivative instruments.

Forward Currency Contracts

   The Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Disciplined Value Fund and the Intrepid International Fund used forward currenct contracts during the period for the purpose of hedging exposures to non-U.S. dollar denominated assets. In general the use of these contracts may reduce the overall risk level in a fund, but may also lower fund performance. The use of these contracts does not create leverage in the Funds, but does expose the Funds to counterparty credit risk. When the contract is settled, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it settled.

Values of Forward Currency Contracts as of June 30, 2019

Forwards not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Intrepid Capital Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$200,640	Depreciation of forward currency contracts	$(109,687)
Total		$200,640		$(109,687)
Intrepid Endurance Fund
Forward Currency Contract	Appreciation of forward currency contract	$8,714	Depreciation of forward currency contract	$(29,492)
Total		$8,714		$(29,492)
Intrepid International Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$178,488	Depreciation of forward currency contracts	$(88,976)
Total		$178,488		$(88,976)

The average monthly notional amounts of forward currency contracts during the period ended June 30, 2019 were as follows:

Long Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
Forward currency contracts	$10,357,430	$459,070	$-	$715,249

Short Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund
Forward currency contracts	$25,333,488	$3,118,437	$-	$733,571

Long Positions	Intrepid International Fund
Forward currency contract	$5,076,378

Short Positions	Intrepid International Fund
Forward currency contracts	$15,907,139

   Long position forward currency contracts are received and settled in foreign currency. Short position forward currency contracts are received and settled in U.S. dollar.

Derivative Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Funds’ adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the year from October 1, 2018 through June 30, 2019. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	Intrepid Capital Fund
	Issuer Name	Share Balance as of Sept. 30, 2018	Additions	Reductions	Share Balance as of June 30, 2019	Dividend Income	Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value as of June 30, 2019	Cost as of June 30, 2019
	Berentzen-Gruppe AG	383,375	-	-	383,375	119,727	-	(342,351)	2,728,958	3,587,646

	Gattaca PLC (a)	1,967,030	-	(1,490,071)	476,959	-	(2,649,274)	3,128,122	834,374	1,355,748
	Hallmark Financial Services, Inc. (a)	528,592	-	(514,810)	13,782	-	678,844	(659,796)	196,118	124,030
	Protective Insurance Corp. - Class B (a)	428,541	-	(257,469)	171,072	170,849	(1,707,941)	(738,943)	2,971,521	4,061,420
						$290,576	$(3,678,371)	$1,387,032	$6,730,971	$9,128,844

	Intrepid Endurance Fund
	Issuer Name	Share Balance as of Sept. 30, 2018	Additions	Reductions	Share Balance as of June 30, 2019	Dividend Income	Realized (Loss)	Unrealized Depreciation	Value as of June 30, 2019	Cost as of June 30, 2019
	Hallmark Financial Services, Inc. (a)	227,598	49,194	(252,893)	23,899	-	661,596	(84,510)	340,083	215,386
	Protective Insurance Corp. - Class B (a)	260,044	-	(71,747)	188,297	116,144	(360,746)	(1,012,661)	3,270,719	4,267,448
						$116,144	$300,850	$(1,097,171)	$3,610,802	$4,482,834

	Intrepid Disciplined Value Fund
	Issuer Name	Share Balance as of Sept. 30, 2018	Additions	Reductions	Share Balance as of June 30, 2019	Dividend Income	Realized Loss	Unrealized Depreciation	Value as of June 30, 2019	Cost as of June 30, 2019
	Protective Insurance Corp. - Class B (a)	65,808	92,061	(70,273)	87,596	45,469	(437,942)	(471,105)	1,521,542	1,962,904
						$45,469	$(437,942)	$(471,105)	$1,521,542	$1,962,904

	Intrepid International Fund
	Issuer Name	Share Balance as of Sept. 30, 2018	Additions	Reductions	Share Balance as of June 30, 2019	Dividend Income	Realized Loss	Unrealized Appreciation (Depreciation)	Value as of June 30, 2019	Cost as of June 30, 2019
	Berentzen Gruppe AG	141,001	28,079	(152,247)	16,833	19,233	(283,019)	220,794	119,821	119,478
	Coventry Group Ltd. (a)	1,768,049	618,818	(2,386,867)	-	-	(186,769)	(369,454)	-	-
	Coventry Group Ltd. (Right) (a)	353,610	-	(353,610)	-	-	(98,149)	14,868	-	-
	Gattaca PLC (a)	751,573	-	(751,573)	-	-	(405,672)	685,475	-	-
	Protective Insurance Corp. - Class B (a)	30,834	-	(18,583)	12,251	12,462	(76,291)	(74,373)	212,800	270,058
	Quarto Group, Inc. (a)	882,396	-	(882,396)	-	-	(1,082,873)	941,765	-	-
						$31,695	$(2,132,773)	$1,419,075	$332,621	$389,536

	(a) Security is no longer an affiliated company at June 30, 2019.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)    /s/ Mark F. Travis
Mark F. Travis, President

Date          8/23/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Mark F. Travis
  Mark F. Travis, President

Date          8/23/2019

By (Signature and Title)*      /s/ Donald C. White
Donald C. White, Treasurer

Date          8/23/2019

* Print the name and title of each signing officer under his or her signature.